Submission	Jul. 16, 2026
Submission [Line Items]
Central Index Key	0002111860
Registrant Name	Xtend AI Robotics, Inc.
Registration File Number	333-295380
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES